Note 15 - Commitments - Future Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 663
2020	659
2021	660
2022	655
2023	655
Thereafter	1,976
Total	$ 5,268